Taxation - Schedule of effective tax rates reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Tax [Abstract]
Expected tax at statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	4.40%	2.10%	3.70%
Federal credits (a)	(50.20%)	96.90%	41.30%
Other, net	1.30%	(0.90%)	(4.80%)
Effective tax rate	(23.50%)	119.10%	61.20%
Income (loss) before taxation	$ (27,466)	$ (82,252)	$ (223,952)
Income tax benefit (expense)	$ (6,460)	$ 97,997	$ 136,951